Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2020	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 $ / shares
Statement of Stockholders' Equity [Abstract]
Common stock dividends paid (in dollars per share)		$ 1.96	$ 15.66	$ 15.66	$ 0.12	$ 0.12
Stock split, conversion ratio	8